Note 14 - Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Debt [Table Text Block]
	December 31, 2012	September 30, 2012

10% Convertible notes payable	$1,800,000	$1,800,000
6% Convertible notes payable	5,000,000	5,000,000
	$6,800,000	$6,800,000

	September 30,
	2012	2011
10% convertible notes payable	$1,800,000	$6,000,000
6% convertible notes payable	5,000,000	-
Less: Debt discount	-	(247,000)
	$6,800,000	$5,753,000